Property and Equipment, Net (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Schedule of property and equipment, Net [Abstract]
Property and equipment, Net	$ 128,494	$ 2,315
Personal Computers [Member]
Schedule of property and equipment, Net [Abstract]
Property and equipment, Gross	2,315
Network Data Center [Member]
Schedule of property and equipment, Net [Abstract]
Property and equipment, Gross	$ 126,179